Staff costs (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2026 USD ($) employee	Jun. 30, 2025 USD ($) employee	Jun. 30, 2024 USD ($)
Staff costs
Social security contributions	$ 156	$ 43	$ 32
Directors' salary and fees	1,868	463	322
Staff salaries	94
Share based payment expense	2,097	162	124
Medical insurance	9
Total	$ 4,224	$ 668	478
Monthly average number of employees | employee	7	5
Directors
Staff costs
Social security contributions	$ 156	$ 43	32
Directors' salary and fees	1,868	463	322
Share based payment expense	2,097	162	124
Medical insurance	4
Total	$ 4,125	$ 668	$ 478
Monthly average number of employees | employee	5	5
Chief Financial Officer
Staff costs
Monthly average number of employees | employee	1
Finance Administrator
Staff costs
Monthly average number of employees | employee	1